Summary of Notes Payable (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Balance - December 31, 2023		$ 4,802,115
Advances		1,375,000		5,267,500
Debt discount/issue costs		(345,893)		(1,608,900)
Amortization of debt discount/issue costs		531,012		1,406,015
Repayments				(262,500)
Original issue discount		(125,000)
Balance - March 31, 2024		6,237,234		4,802,115
Amortization of debt discount		(535,182)		(1,403,244)
Repayments				(262,500)	(657,719)
Repayments		(276,557)	(199,723)	(945,243)
Non Vehicles [Member] | Note Holder One [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2023		126,440
Balance - March 31, 2024		57,902		126,440
Face amount of note				275,250
Debt discount	$ (25,250)			(25,250)
Amortization of debt discount		4,170		9,729
Repayments		(72,708)		(133,289)
Vehicles [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2023		1,173,278	2,009,896	2,009,896	476,313
Balance - March 31, 2024		969,429		1,173,278	2,009,896
Repayments		(203,849)		(836,618)	(633,060)
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2023
Balance - March 31, 2024		$ 5,307,143